ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Tables) (Parent Company)	12 Months Ended
Dec. 31, 2013
Parent Company
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS
Schedule of information of consolidating balance sheets

Balance Sheets

(All amounts in thousands, except for share and per share data)

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
			Note 3(a)
ASSETS
Current assets:
Cash and cash equivalents	15,644	202	33
Amounts due from related parties	708,113	498,432	82,335
Prepaid expenses and other current assets	3,148	68,205	11,267
Total current assets	726,905	566,839	93,635

Non-current assets:
Intangible assets, net	443	284	47
Investment in subsidiaries	556,707	—	—
Total non-current assets	557,150	284	47

Total assets	1,284,055	567,123	93,682

LIABILITIES
Current liabilities:
Convertible loan	121,156	102,905	16,999
Deferred revenue	3,896	2,317	383
Accounts payable	—	—	—
Amounts due to related parties	6,439	5,678	938
Accrued and other liabilities	56,854	59,725	9,866
Total current liabilities	188,345	170,625	28,186
Total non-current liabilities	—	—	—

Total liabilities	188,345	170,625	28,186

SHAREHOLDERS’ EQUITY
Ordinary shares
(US$0.0001 par value; 1,200,000,000 and 1,200,000,000 shares authorized, 144,481,064 and 145,975,484 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	103	122	20
Additional paid-in capital	2,500,273	2,706,621	447,102
Warrants	—	—	—
Retained earnings	(1,387,550)	(2,294,368)	(379,003)
Accumulated other comprehensive income	(17,116)	(15,877)	(2,623)
Total shareholders’ equity	1,095,710	396,498	(65,496)

Total liabilities and shareholders’ equity	1,284,055	567,123	93,682

Schedule of information of consolidating statement of operations

Statements of Operations

(All amounts in thousands, except for share and per share data)

	Years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
				Note 3(a)
NET REVENUES
- Educational program and services	1,008	—	—	—
- Software products	192	190	—	—
Total net revenues	1,200	190	—	—
Cost of revenues
- Educational program and services	(16,822)	—	—	—
- Software products	—	(951)	—	—
Total cost of revenues	(16,822)	(951)	—	—
GROSS PROFIT:	(15,622)	(761)	—	—
Operating expenses:
Selling and marketing	(7,286)	(6,941)	(2,733)	(451)
General and administrative	(38,335)	(110,893)	(57,453)	(9,491)
Research and development	(842)	(872)	(742)	(123)
Total operating expenses	(46,463)	(118,706)	(60,928)	(10,065)

OPERATING LOSS	(62,085)	(119,467)	(60,928)	(10,065)
Share of income from subsidiaries	83,356	(1,498,091)	(833,867)	(137,745)
OTHER INCOME (EXPENSE)
Interest expenses, net	(976)	(2,496)	(8,386)	(1,385)
Foreign exchange losses, net	—	(136)	—	—
Other income/(expenses)	896	(976)	(3,637)	(601)
Income tax	(6)	—	—	—
NET INCOME	21,185	(1,621,166)	(906,818)	(149,796)

Schedule of information of consolidating statement of cash flows

Statements of Cash Flows

(All amounts in thousands, except for share and per share data)

	Years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
				Note 3(a)
Cash flows from operating activities	(180,407)	(112,041)	(59,818)	(9,881)
Cash flows from investing activities	—	—	—	—
Cash flows from financing activities	—	121,157	44,455	7,343
Proceeds from issuance of ordinary shares, net of expenses	—	—	—	—
Proceeds from issuance of exercise of options	2,684	1	—	—
Effects of exchange rate changes on cash and cash equivalents	(10,012)	(114)	(79)	(13)
Net change in cash and cash equivalents	(187,735)	9,003	(15,442)	(2,551)
Cash and cash equivalents at beginning of year	194,376	6,641	15,644	2,584
Cash and cash equivalents at end of year	6,641	15,644	202	33

Supplemental disclosure of cash flow information

Supplemental disclosure of non-cash investing and financing activities
Issuance of share options upon warrants	1,219	—	—	—